Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Health Care Index ETF	Nov. 29, 2023
Fidelity MSCI Health Care Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(5.45%)
Past 5 years	11.59%
Since Inception	12.46%	[1]
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.75%)
Past 5 years	11.17%
Since Inception	12.05%	[1]
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.03%)
Past 5 years	9.17%
Since Inception	10.26%	[1]
IXWN0
Average Annual Return:
Past 1 year	(5.38%)
Past 5 years	11.69%
Since Inception	12.58%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.